Capital Management - Summary of Company's Capital Structure (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Long-term debt payable within one year	756	600
Less: cash and cash equivalents	565	195	228
Net Long-term debt payable within one year	191	405
Long-term debt	8,301	7,879
Preferred shares	323	323
Common shares	3,314	3,314
Retained earnings	3,787	3,202
Total stockholders equity excluding accumulated other comprehensive income	7,101	6,516
Total capital	15,916	15,123